Supplement dated January 5, 2001 to Prospectuses of the Funds indicated below:

	During the period January 22, 2001 through February
28, 2001, each of the Funds will waive the initial sales charge on purchases of Class L shares. Other charges and fees applicable to such shares will remain the same including the one percent charge if an investor redeems within one year of purchase.

CITIFUNDS INTERNATIONAL TRUST
	SMITH BARNEY INTERNATIONAL LARGE CAP FUND
	September 11, 2000
CITIFUNDS TRUST II

	SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
	September 11, 2000
SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
	September 11, 2000
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

December 29, 2000
SMITH BARNEY APPRECIATION FUND INC.

April 28, 2000
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

September 28,2000

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
	June 28, 2000

SMITH BARNEY ALLOCATION SERIES

	BALANCED PORTFOLIO

	May 30, 2000
	As amended September 11,2000

	CONSERVATIVE PORTFOLIO

	May 30, 2000
	As amended September 11,2000

	GLOBAL PORTFOLIO

	May 30, 2000
	As amended September 11,2000

	GROWTH PORTFOLIO

	May 30, 2000
	As amended September 11,2000

	HIGH GROWTH PORTFOLIO

	May 30, 2000
	As amended September 11,2000

	INCOME PORTFOLIO

	May 30, 2000
	As amended September 11,2000


SMITH BARNEY EQUITY FUNDS

	May 30, 2000
	As amended September 11,2000

	SMITH BARNEY SOCIAL AWARENESS FUND



SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
	January 28, 2000

SMITH BARNEY FUNDS, INC.
	April 28, 2000
	LARGE CAP VALUE FUND
	U.S. GOVERNMENT SECURITIES FUND


SMITH BARNEY INCOME FUNDS

	SMITH BARNEY BALANCED FUND
	November 28, 2000
	SMITH BARNEY CONVERTIBLE FUND
	November 28, 2000
	SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
	November 28, 2000
	SMITH BARNEY HIGH INCOME FUND
	November 28, 2000
	SMITH BARNEY MUNICIPAL HIGH INCOME FUND
	November 28, 2000
	SMITH BARNEY PREMIUM TOTAL RETURN FUND
	April 28, 2000
S	MITH BARNEY TOTAL RETURN BOND FUND
	November 28, 2000

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY GOVERNMENT SECURITIES FUND
	April 28, 2000
	SMITH BARNEY GROUP SPECTRUM FUND
	September 14, 2000
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
	August 28, 2000
	SMITH BARNEY INVESTMENT GRADE BOND FUND
	April 28, 2000
	SMITH BARNEY PEACHTREE GROWTH FUND
	March 13, 2000
	As amended September 11, 2000
	SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH FUND
	August 28, 2000
	SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND
	August 28, 2000
	SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND
	August 28, 2000
	SMITH BARNEY SMALL CAP VALUE FUND
	January 28, 2000
	SMITH BARNEY SMALL CAP GROWTH FUND
	October 11, 1999
	As amended August 21, 2000

SMITH BARNEY INVESTMENT SERIES
	SMITH BARNEY GROWTH AND INCOME FUND
	February 28, 2000
	As amended September 11, 2000
	SMITH BARNEY INTERNATIONAL AGGRESSIVE GROWTH FUND
	February 28, 2000
	As amended September 11, 2000
	SMITH BARNEY LARGE CAP CORE FUND
	February 28, 2000
	As amended September 11, 2000

SMITH BARNEY INVESTMENT TRUST
	SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND			March 29, 2000
	SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND				March 29, 2000
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
	March 29, 2000
	As amended November 1, 2000

	SMITH BARNEY MID CAP CORE FUND
	March 29, 2000
	As amended August 21, 2000
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
	November 28, 2000

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

	June 28, 2000
	As amended August 21, 2000

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
	March 29, 2000

SMITH BARNEY MUNI FUNDS
	FLORIDA PORTFOLIO
	July 28, 2000
	GEORGIA PORTFOLIO
	July 28, 2000
	LIMITED TERM PORTFOLIO
	July 28, 2000
	NATIONAL PORTFOLIO
	July 28, 2000
	NEW YORK PORTFOLIO
	July 28, 2000
	PENNSYLVANIA PORTFOLIO
	July 28, 2000

SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.
July 28, 2000


SMITH BARNEY OREGON MUNICIPALS FUND

August 28,2000


SMITH BARNEY SECTOR SERIES FUND INC.

	SMITH BARNEY FINANCIAL SERVICES FUND
	February 14, 2000
	SMITH BARNEY GLOBAL BIOTECHNOLOGY FUND
	August 14, 2000
	SMITH BARNEY GLOBAL MEDIA AND TELECOMMUNICATIONS FUND				August 14, 2000
	SMITH BARNEY GLOBAL TECHNOLOGY FUND
	August 14, 2000
	SMITH BARNEY HEALTH SCIENCES FUND
	February 14, 2000
	SMITH BARNEY TECHNOLOGY FUND
	February 14, 2000

SMITH BARNEY SMALL CAP CORE FUND, INC.
	April 28, 2000


SMITH BARNEY WORLD FUNDS, INC.
	February 28, 2000
	GLOBAL GOVERNMENT BOND FUND
	INTERNATIONAL ALL CAP GROWTH PORTFOLIO
_________________

FD02155